ALLOWANCE FOR LOAN LOSSES (Narrative) Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Summary of the changes in the allowance for loan losses:
Provisions	$ 70	$ (73)	$ (68)
Construction [Member]
Summary of the changes in the allowance for loan losses:
Provisions	49	(103)
Land Acquisition & Development [Member]
Summary of the changes in the allowance for loan losses:
Provisions	4	(3)
Multi-family [Member]
Summary of the changes in the allowance for loan losses:
Provisions	$ 18	$ (2)